Segment reporting - Major customers (Details) - customer	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Geographical information
Number of major customers	2	2	2
Customer A
Geographical information
Revenue percentage	71.00%	69.00%	66.00%
Customer B
Geographical information
Revenue percentage	17.00%	17.00%	18.00%